Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accrued expenses
The following is a table summarizing the components the components of our accrued expenses as of December 31, 2022 and 2021:

	At December 31,
In thousands of U.S. dollars	2022	2021
Accrued expenses to a related party port agent	$818	$417
Scorpio Ship Management S.A.M. (SSM)	89	161
Related party port agent	58	—
Scorpio Commercial Management S.A.M. (SCM)	33	—
Scorpio Services Holding Limited (SSH)	1	—
Scorpio LR1 Pool Limited	—	—
Accrued expenses to related parties	999	578

Suppliers	32,051	15,193
Accrued short-term employee benefits	40,295	3,908
Deferred income	10,963	—
Accrued interest	7,200	5,156
Other accrued expenses	—	71
	$91,508	$24,906